FAIR VALUE MEASUREMENTS - Summary of Change in the Fair Value of the Warrant Liabilities (Details)	11 Months Ended
Dec. 02, 2021 USD ($)
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial measurement on February 12, 2021 (including over-allotment)	$ 280,875
Change in valuation inputs or other assumptions	71,550
Ending balance	352,425
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial measurement on February 12, 2021 (including over-allotment)	10,857,917
Change in valuation inputs or other assumptions	2,002,917
Ending balance	12,860,834
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance
Initial measurement on February 12, 2021 (including over-allotment)	11,138,792
Change in valuation inputs or other assumptions	2,074,467
Ending balance	$ 13,213,259